Going Concern (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern (Textual)
Accumulated deficit	$ 7,942,556	$ 5,324,796	$ 266,370
Unsecured loan	283,000
Cumulative losses		49,930
Short-term promissory note	253,000	253,000
Convertible promissory note financing	1,625,120	1,625,120
Second convertible promissory note financing	1,540,000	665,000
Convertible promissory note, subscription	2,500,000	2,500,000
Convertible promissory note, subscription one	$ 2,000,000	$ 1,500,000